OPERATING SEGMENTS - Long Lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non-current assets	$ 834,711	$ 774,695
Canada
Disclosure of geographical areas [line items]
Non-current assets	326,272	357,783
United States
Disclosure of geographical areas [line items]
Non-current assets	285,686	236,054
Argentina
Disclosure of geographical areas [line items]
Non-current assets	154,986	113,534
Mexico
Disclosure of geographical areas [line items]
Non-current assets	67,160	66,749
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 607	$ 575